Securitizations and Variable Interest Entities, Sold or Securitized Loans Serviced for Others (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	$ 76,230	$ 74,943
Delinquent loans and foreclosed assets	1,413	2,381
Net charge-offs	63	165
Conforming mortgage loan securitization [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	704,500	736,800
Delinquent loans and foreclosed assets	4,600	10,300
Total Commercial [Member] | Commercial mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	67,029	65,655
Delinquent loans and foreclosed assets	912	1,617
Net charge-offs	49	143
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	274	403
Total Consumer [Member] | Residential mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	9,201	9,288
Delinquent loans and foreclosed assets	501	764
Net charge-offs	14	22
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	$ 25	$ 29